UNSECURED DEBT AND RELATED DERIVATIVES - 2024 term loan (Details) $ in Thousands, $ in Millions		12 Months Ended
	Dec. 19, 2018 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 19, 2018 CAD ($)	Dec. 19, 2018 USD ($)
Unsecured debentures and term loans, net
Proceeds from term loan		$ 102,060	$ 527,441
Principal issued and outstanding		3,074,685	2,991,651
2024 Term Loan
Unsecured debentures and term loans, net
Proceeds from term loan	$ 185.0
Principal issued and outstanding		$ 244,283	$ 250,351		$ 185.0
Deferred financing costs				$ 800